Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 3,377,825	$ 3,260,219	$ 3,107,581
Cost of revenues	2,379,905	2,300,636	2,210,528
Gross profit	997,920	959,583	897,053
Operating Expenses [Abstract]
Research and development, net	265,060	255,792	243,416
Marketing and selling, net	280,246	271,037	239,366
General and administrative, net	133,314	151,353	145,693
Other Operating Income	0	(17,575)	0
Total operating expenses	678,620	660,607	628,475
Operating income	319,300	298,976	268,578
Financial expenses, net	(34,502)	(23,742)	(20,240)
Other income, net	48	3,967	216
Income before income taxes	284,846	279,201	248,554
Income taxes	(55,585)	(45,617)	(46,235)
Net income after taxes	229,261	233,584	202,319
Equity in net earnings of affiliated companies and partnerships	11,361	5,224	4,542
Net income	240,622	238,808	206,861
Less: net income attributable to non-controlling interests	(1,513)	(1,899)	(4,352)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 239,109	$ 236,909	$ 202,509
Basic net earnings (losses) per share:
Total (in dollars per share)	$ 5.59	$ 5.54	$ 4.74
Diluted net earnings (losses) per share:
Total (in dollars per share)	$ 5.59	$ 5.54	$ 4.74
Weighted average number of shares used in computation of basic earnings per share (in shares)	42,750	42,742	42,711
Weighted average number of shares used in computation of diluted earnings per share (in shares)	42,753	42,752	42,733